Stock-Based Compensation (Details 4) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Weighted Average Grant Date Fair Value of Options Granted	$ 0.09	$ 0.21	$ 0.53
Aggregate Intrinsic Value of Options Exercised	$ 119,214	$ 166,681	$ 0
Cash Received for Exercise of Stock Options	$ 1,299	$ 577	$ 0